MARKETABLE SECURITIES: (Tables)	6 Months Ended
Jun. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities

The following table sets forth the Company’s marketable securities for the indicated periods:

	December	June 30,
	31, 2020	2021
Level 2 securities:
U.S government and agency bonds	$4,192	$2,716
Canada government bonds	-	-
Other foreign government bonds	2,006	-
Corporate bonds*	15,454	4,114
Total	$21,652	$6,830

* Investments in Corporate bonds rated A or higher.

Summary of Changes in Fair Value of Marketable Securities

The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the indicated periods:

	Marketable securities
	For the year ended December 31, 2020	For the Six Months ended June 30, 2021

Balance at beginning of the period	$40,966	$21,652
Additions	32,322	4,065
Sale or maturity	(51,498)	(18,946)
Changes in fair value during the period	(138)	59
Balance at end of the period	$21,652	$6,830

Schedule of Debt Securities	As of June 30, 2021, the Company’s debt securities had the following maturity dates:
Market value
June 30, 2021
Due within one year	6,830